Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,214,694)	$ 155,613	$ (8,074,759)	$ (993,653)
Adjustments to reconcile net income to net cash used by operating activities:
Write off of acquisition costs			7,992,000
Write off of minority equity interest			30,000
Derivative - change in fair value				215,000
Share-based expenses	1,484,000
Management fees recovery	(658,427)	(254,543)	(73,570)	602,241
Accrued interest and accretion on convertible notes	24,063
Recovery of income tax penalties		(30,000)	(30,000)	30,000
Changes in operating assets and liabilities:
Increase in prepaid expense	(330,150)	(1,090)	(1,190)	(260)
Increase (decrease) in accounts payable and accrued liabilities	61,755	(42,789)	(35,951)	47,946
Increase in due to related parties	164,706		(73,570)	602,241
Net cash used in operating activities	(493,747)	(172,809)	(163,470)	(128,726)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds of convertible loan	350,000
Net cash provided by financing activities	350,000		0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Mineracao Batovi Ltda. interest		(30,000)	(30,000)
Loan receivable funds advanced				215,000
Net cash used in investing activities		(30,000)	(30,000)	(215,000)
Net change in cash	(143,747)	(202,809)	(193,470)	(343,726)
Cash - beginning of period	197,190	390,660	390,660	734,386
Cash - end of period	53,443	187,851	197,190	390,660
Supplement Cash Flow Disclosures:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0